CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (888,424)	$ 846,934	$ (277,668)	$ 397,047
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	335,067	399,080	752,251	372,896
Deferred taxes	(24,322)	28,879	32,268	(14,767)
Stock compensation for advisory services			131,250
Change in fair value of derivative liability	647,632	(131,452)	(151,899)
Gain on extinguishment of debt	(202,588)		45,958
Non-cash interest	139,673	181,336	500,675
Gain on disposal of property and equipment			(51,369)
Changes in operating assets and liabilities:
Accounts receivable - non-related parties	184,522	(1,606,240)	262,427	(106,621)
Accounts receivable - related parties		(11,500)	332,483	(229,275)
Inventory	(31,178)	323,148	17,664	(419,953)
Advances to suppliers - non-related parties	(69,901)	37,082	(417,459)	39,913
Advances to suppliers - related parties	(40,530)	120,295	(96,541)	(72,405)
Prepaid expenses and other current assets	(22,753)	(161,718)	(59,004)	(191,410)
Accounts payable	(383,729)	729,495	(15,600)	(1,254,803)
Accounts payable - related parties				(196,373)
Advance from customers	153,698	(8,120)	(68,248)	33,868
Accrued expenses and other current liabilities	(271,108)	(158,651)	(709)	95,058
Net cash provided by (used in) operating activities	(473,941)	588,568	936,479	(1,546,825)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(190,623)	(190,675)	(193,697)	(40,838)
Acquisition of intangible assets	(2,339)			(1,670)
Proceeds received from sale of equipment			244,189
Cash received from acquisition				687,591
Cash received from subscription receivable in relation to acquisition				1,439,669
Net cash used in investing activities	(192,962)	(190,675)	50,492	2,084,752
CASH FLOWS FROM FINANCING ACTIVITIES
Notes receivable	96,857	95,582	(9,156)	(53,865)
Proceeds from bank loans	1,408,992		2,760,036
Repayment of bank loans	(1,908,985)		(3,271,381)
Proceeds from issuance of convertible notes payable		585,190	722,190
Proceeds from issuance of promissory note	253,500
Proceeds from issuance of common stock for private placement	433,000
Repayment of convertible notes payable	(555,747)		(46,374)
Return of capital to non-controlling interests				(58,155)
Proceeds from loans from related parties	679,438	2,789	(345,816)	(30,511)
Net cash provided by financing activities	407,055	683,561	(190,501)	(142,531)
Effect of exchange rate changes on cash	95,579	(13,367)	(20,712)	2,757
Net increase (decrease) in cash and cash equivalents	(164,269)	1,068,087	775,758	398,153
Cash and cash equivalents, beginning of period	1,285,373	509,615	509,615	111,462
Cash and cash equivalents, end of period	1,121,104	1,577,702	1,285,373	509,615
Supplemental disclosure of cash flow information
Cash paid for income tax	10,776	102,167	170,543	267,440
Cash paid for interests	66,972	68,967	140,330	70,419
Non-cash investing and financing activities
Issuance of 9,470,630 shares of common stock for conversion of convertible notes	847,144		135,345
Issuance of 15,000,000 shares of common stock in exchange for 95.14% ownership rights of a variable interest entity				8,651,896
Issuance of 1,500,000 shares of common stock for exercise of warrants	67,028
Issuance of 1,567,164 shares of common stock as commitment shares for promissory note	$ 68,060
Issuance of 75,000 shares of common stock for advisory services			$ 131,250